Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event

17. SUBSEQUENT EVENT

On March 21, 2024, Mr. Andy Chang Liu, the CEO of the Company entered into a share purchase agreement with the Company to acquire 58,453,168 Class B ordinary shares at a subscription price of US$0.0532 per share, which was the average closing price per ordinary share for the 30 trading days preceding the date of share purchase agreement. The transaction has been approved by the Board of Directors in March 2024.